TAXATION - Provision for income tax (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
TAXATION
Statutory income tax rates	27.00%	27.00%
Expected tax expense	$ 22,215	$ 14,441
Provincial mining taxes	15,398	800
Non-deductible repurchase of offtake obligation	7,821
Non-temporary differences	903	(410)
Share-based compensation and other items	709	943
Change in unrecognized temporary differences	619	(10,942)
Flow-through shares		823
Flow-through share premium		(526)
Impact of foreign exchange on CAD denominated tax attributes	(6,305)	11,735
Total income tax expense	$ 41,360	$ 16,864